                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          8

Form 13F Information Table Entry Total:     140

Form 13F Information Table Value Total:     $761,595
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-                      David Lee
         3         28-4506                  Michael Marocco
         4.        28-4508                  Andrew Sandler
         5         28-1951                  Harvey Sandler
         6.        28-                      Douglas Schimmel
         7.        28-                      Hannah Stone
         8.        28-                      Edward Grinacoff

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2000

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


2 Infinity.com Inc    COM          90206R103     567     450,000   SH         SOLE         1-8      450,000    0    0
Access Power Inc.     COM          00431N108     710     505,000   SH         SOLE         1-8      505,000    0    0
Ackerley Comm Inc     COM          004527107     219      14,500   SH         SOLE         1-8       14,500    0    0
Adelphia Comm Corp    COM          006848105   17412     355,344   SH         SOLE         1-8      355,344    0    0
Advanced Micro
  Devices Inc         COM          007903107    2853      50,000   SH         SOLE         1-8       50,000    0    0
Advanced Radio
  Telecom Inc.        COM          00754U101    1159      35,000   SH         SOLE         1-8       35,000    0    0
AHT Corp.             COM          00130R103     525     155,535   SH         SOLE         1-8      155,535    0    0
AH Belo Corp.         COM          080555105   12634     706,800   SH         SOLE         1-8      706,800    0    0
Alltel Corp.          COM          020039103    9108     144,000   SH         SOLE         1-8      144,000    0    0
AMC Entmt Inc         COM          001669100    5087   1,004,837   SH         SOLE         1-8    1,004,837    0    0
America Online Inc    COM          02364J104   10116     150,000   SH         SOLE         1-8      150,000    0    0
American Mobile
  Satellite Corp.     COM          02755R103     480      20,000   SH         SOLE         1-8       20,000    0    0
AMR Corp.             COM          001765106    1594      50,000   SH         SOLE         1-8       50,000    0    0
Arch Comm Group Inc   COM          039381108    2111     272,331   SH         SOLE         1-8      272,331    0    0
Artistdirect Inc.     COM          04315D103     763     100,000   SH         SOLE         1-8      100,000    0    0
At Home Corp          COM          045919107    3953     120,000   SH         SOLE         1-8      120,000    0    0
AT&T Corp             COM          001957109    1268      22,519   SH         SOLE         1-8       22,519    0    0
AT&T Corp. Liberty
  Media Group         COM          001957208   11621     195,920   SH         SOLE         1-8      195,920    0    0
AT&T Liberty
  Media Cl B          COM          001957307   52557     800,864   SH         SOLE         1-8      800,864    0    0
Bellsouth Corp        COM          079860102    3516      75,000   SH         SOLE         1-8       75,000    0    0
Broadcom Corp.        COM          111320107    1214       5,000   SH         SOLE         1-8        5,000    0    0
Cable & Wireless
  Comm                COM          12682P104     425       5,000   SH         SOLE         1-8        5,000    0    0
Cablevision Sys Corp  COM          12686C109   17107     281,600   SH         SOLE         1-8      281,600    0    0
CBS Corp.             COM          12490K107    9898     174,800   SH         SOLE         1-8      174,800    0    0
Centennial Cellular
  Corp.               COM          15133V208     231       9,500   SH         SOLE         1-8        9,500    0    0
Central Newspapers
  Inc                 COM          154647101   13893     415,500   SH         SOLE         1-8      415,500    0    0





                                4




Century Telephone
  Enterprises         COM          156700106    3388      91,250   SH         SOLE         1-8       91,250    0    0
Charter
  Communications Inc. COM          16117M107    2006     140,000   SH         SOLE         1-8      140,000    0    0
Chris Craft
  Industries Inc      COM          170520100    3608      56,650   SH         SOLE         1-8       56,650    0    0
CNET  Networks Inc    COM          12613R104    8870     175,000   SH         SOLE         1-8      175,000    0    0
Comcast Corp          COM          200300101    1650      40,000   SH         SOLE         1-8       40,000    0    0
Comcast Corp Spl.     COM          200300200    7366     169,820   SH         SOLE         1-8      169,820    0    0
Concentric Network
  Corp.               COM          20589R107   11880     216,000   SH         SOLE         1-8      216,000    0    0
Concurrent Computer
  Corp                COM          206710204    1903     150,000   SH         SOLE         1-8      150,000    0    0
Covad Communications
  Group Inc.          COM          222814204    3212      44,300   SH         SOLE         1-8       44,300    0    0
Crown Castle
  International Corp. COM          228227104   16343     431,500   SH         SOLE         1-8      431,500    0    0
CSG Systems
  International Inc.  COM          126349109   14097     288,800   SH         SOLE         1-8      288,800    0    0
Cumulus Media         COM          231082108    2156     150,000   SH         SOLE         1-8      150,000    0    0
Digital Island Inc.   COM          25385N101    2895      47,500   SH         SOLE         1-8       47,500    0    0
eBAY Inc.             COM          278642103    3520      20,000   SH         SOLE         1-8       20,000    0    0
Eltrax Systems Inc.   COM          290375104    1997     150,000   SH         SOLE         1-8      150,000    0    0
Entercom
  Communications
  Corp.               COM          293639100    2550      50,000   SH         SOLE         1-8       50,000    0    0
EW SCRIPPS            COM          811054204    8488     175,000   SH         SOLE         1-8      175,000    0    0
Expedia Inc           COM          302125109     213      10,000   SH         SOLE         1-8       10,000    0    0
Focus Enhancements
  Inc.                COM          344159108    2531     810,000   SH         SOLE         1-8      810,000    0    0
Fox Entertainment
  Group               COM          35138T107    8688     290,200   SH         SOLE         1-8      290,200    0    0
General Motors        COM          370442105    7039      85,000   SH         SOLE         1-8       85,000    0    0
General Motors
  Class H Stock       COM          370442832    8404      67,500   SH         SOLE         1-8       67,500    0    0
Global TeleSystems
  Group Inc.          COM          37936U104    1538      75,000   SH         SOLE         1-8       75,000    0    0
Granite Broadcasting
  Corp                COM          387241102    6021     845,000   SH         SOLE         1-8      845,000    0    0
GST
  Telecommunications  COM          361942105     613     100,000   SH         SOLE         1-8      100,000    0    0
GTE Corp.             COM          362320103   15201     214,100   SH         SOLE         1-8      214,100    0    0
Healtheon Corp.       COM          422209106     460      20,000   SH         SOLE         1-8       20,000    0    0
Hellenic
  Telecommunications
  Organizat           COM          423325307   17618   1,215,000   SH         SOLE         1-8    1,215,000    0    0
Hollinger
  International Inc.  COM          435569108    1828     170,000   SH         SOLE         1-8      170,000    0    0
Houghton Mifflin Co   COM          441560109    7023     165,500   SH         SOLE         1-8      165,500    0    0
Hybrid Networks Inc.  COM          44860K102     273      23,000   SH         SOLE         1-8       23,000    0    0
I Link Incorporated   COM          449927102    2415     230,000   SH         SOLE         1-8      230,000    0    0


                                5




ICG Communications
  Inc.                COM          449246107   13886     384,400   SH         SOLE         1-8      384,400    0    0
Inktomi Corp.         COM          457277101    2145      11,000   SH         SOLE         1-8       11,000    0    0
Intermedia
  Communications Inc  COM          458801107   10629     220,000   SH         SOLE         1-8      220,000    0    0
Intervoice Inc        COM          461142101   10450     361,900   SH         SOLE         1-8      361,900    0    0
Intuit Inc            COM          461202103    4078      75,000   SH         SOLE         1-8       75,000    0    0
ITC DeltaCom Inc.     COM          45031T104    1781      50,000   SH         SOLE         1-8       50,000    0    0
Knight Ridder Inc     COM          499040103   10353     202,000   SH         SOLE         1-8      202,000    0    0
Koninklijke Philips
  Electornics NV      COM          500472303    8052      47,000   SH         SOLE         1-8       47,000    0    0
L90                   COM          539441105     475      25,000   SH         SOLE         1-8       25,000    0    0
Launch Media Inc.     COM          518567102     391      25,000   SH         SOLE         1-8       25,000    0    0
Liberate Technologies COM          530129105     314       5,000   SH         SOLE         1-8        5,000    0    0
Lionbridge
  Technologies Inc.   COM          536252109    4766     312,550   SH         SOLE         1-8      312,550    0    0
Looksmart Ltd         COM          543442107     220       5,000   SH         SOLE         1-8        5,000    0    0
LOUDEYE TECHNOLOGIES
  INC.                COM          545754103     436      12,500   SH         SOLE         1-8       12,500    0    0
Lycos Inc             COM          550818108     878      12,500   SH         SOLE         1-8       12,500    0    0
Martha Stewart
  Living Omnimedia    COM          573083102    1684      65,100   SH         SOLE         1-8       65,100    0    0
McClatchy Co.
  Holding Co.         COM          579489105     573      17,500   SH         SOLE         1-8       17,500    0    0
McGraw Hill Co Inc    COM          580645109    4550     100,000   SH         SOLE         1-8      100,000    0    0
Media 100 Inc.        COM          58440W105    2790      80,000   SH         SOLE         1-8       80,000    0    0
Mediaone Finance
  Trt III             COM          584458202    5375     215,000   SH         SOLE         1-8      215,000    0    0
Metromedia
  International Group COM          591695101     844     150,000   SH         SOLE         1-8      150,000    0    0
Microsoft Corp        COM          594918104    2763      26,000   SH         SOLE         1-8       26,000    0    0
MIH Limited           COM          G6116R101   11041     181,000   SH         SOLE         1-8      181,000    0    0
Millbrook Press       COM          600179105       0     971,261   SH         SOLE         1-8      971,261    0    0
Millicom Intl
  Cellular S A        COM          L6388F102    8674     152,000   SH         SOLE         1-8      152,000    0    0
Motorola Inc          COM          620076109    8852      60,630   SH         SOLE         1-8       60,630    0    0
MRV Communications    COM          553477100    2749      30,000   SH         SOLE         1-8       30,000    0    0
Netlojix
  Communications Inc. COM          641143102    1781     300,000   SH         SOLE         1-8      300,000    0    0
NetValue Holdings
  Inc.                COM          64120C104    1598      90,000   SH         SOLE         1-8       90,000    0    0
Network Plus Corp.    COM          64122D506    1013      25,000   SH         SOLE         1-8       25,000    0    0
New York Times Co.    COM          650111107    3006      70,000   SH         SOLE         1-8       70,000    0    0
News Corp Prf'd       COM          652487802   12577     263,400   SH         SOLE         1-8      263,400    0    0
Nokia Corp            COM          654902204     444       2,000   SH         SOLE         1-8        2,000    0    0
NVIDIA Corporation    COM          67066G104    1267      15,000   SH         SOLE         1-8       15,000    0    0
Orckit Communications
  LTd                 COM          M7531S107    4020      60,000   SH         SOLE         1-8       60,000    0    0
Pac-West Telecom Inc. COM          69371Y101    3125     100,000   SH         SOLE         1-8      100,000    0    0
Panamsat Corp         COM          697933109    7139     145,500   SH         SOLE         1-8      145,500    0    0



                                6




Partner
  Communications
  Co Inc.             COM          70211M109    4156     250,000   SH         SOLE         1-8      250,000    0    0
Priceline.com
  Incorporated        COM          741503106    1600      20,000   SH         SOLE         1-8       20,000    0    0
Primus Knowledge
  Solutions Inc.      COM          74163Q100    8643     100,500   SH         SOLE         1-8      100,500    0    0
PSINet Inc            COM          74437C101    1701      50,000   SH         SOLE         1-8       50,000    0    0
Quintus Corporation   COM          748798105    1484      50,000   SH         SOLE         1-8       50,000    0    0
R.R. Donnelley        COM          257867101    3664     175,000   SH         SOLE         1-8      175,000    0    0
Radio Unica Comm.
  Corp.               COM          75040Q106     177      15,000   SH         SOLE         1-8       15,000    0    0
Real Networks Inc.    COM          75605L104   14263     250,500   SH         SOLE         1-8      250,500    0    0
Arch Communications   RIGHTS       039381991    1791   1,591,794   SH         SOLE         1-8    1,591,794    0    0
Rogers Communications
  Inc.                COM          775109200   13213     443,200   SH         SOLE         1-8      443,200    0    0
S3 Inc                COM          784849101    3570     170,000   SH         SOLE         1-8      170,000    0    0
Safeguard
  Scientifics Inc.    COM          786449108    2588      37,500   SH         SOLE         1-8       37,500    0    0
Salem Communications  COM          794093104    4602     385,500   SH         SOLE         1-8      385,500    0    0
SBC Comm Inc          COM          78387G103   13396     318,000   SH         SOLE         1-8      318,000    0    0
SFX Entertainment     COM          784178105   13342     326,900   SH         SOLE         1-8      326,900    0    0
Shop At Home          COM          825066301    1402     162,500   SH         SOLE         1-8      162,500    0    0
Sinclair Broadcasting COM          829226109    2503     280,000   SH         SOLE         1-8      280,000    0    0
Sirius Satellite
  Radion Inc.         COM          82966U103    6641     116,500   SH         SOLE         1-8      116,500    0    0
SITEL Corporation     COM          82980K107    1375     200,000   SH         SOLE         1-8      200,000    0    0
Skymall Inc.          COM          830859104     700     100,000   SH         SOLE         1-8      100,000    0    0
Small World Wide      COM          83168P108    5597     452,300   SH         SOLE         1-8      452,300    0    0
SOFTNET SYSTEMS INC.  COM          833964109    2633      90,000   SH         SOLE         1-8       90,000    0    0
Starwood Lodging
  Trust               COM          85590A203    1288      50,000   SH         SOLE         1-8       50,000    0    0
Station Casinos Inc.  COM          857689103    6836     313,400   SH         SOLE         1-8      313,400    0    0
TCI Satellite Cl A    COM          872298104     956      50,000   SH         SOLE         1-8       50,000    0    0
Tele Danmark AS       COM          879242105     232       5,000   SH         SOLE         1-8        5,000    0    0
Telephone & Data Sys  COM          879433100   33855     305,000   SH         SOLE         1-8      305,000    0    0
Telewest PLC          COM          87956P105     423       5,000   SH         SOLE         1-8        5,000    0    0
Texas Instruments
  Inc.                COM          882508104    5200      32,500   SH         SOLE         1-8       32,500    0    0
Ticket Master Online
  CitySearch          COM          88633P203    3947     157,500   SH         SOLE         1-8      157,500    0    0
Time Warner Inc       COM          887315109   20200     202,000   SH         SOLE         1-8      202,000    0    0
TMP Worldwide Inc.    COM          872941109    3110      40,000   SH         SOLE         1-8       40,000    0    0
Tribune Co.           COM          896047107    6947     190,000   SH         SOLE         1-8      190,000    0    0
U S Cellular Corp     COM          911684108    3550      50,000   SH         SOLE         1-8       50,000    0    0
UnitedGlobalCom Inc.  COM          913247508     225       3,000   SH         SOLE         1-8        3,000    0    0
Universal Electonics
  Inc.                COM          913483103    2546     105,000   SH         SOLE         1-8      105,000    0    0





                                7




Univision
  Communications Inc. COM          914906102    3130      27,700   SH         SOLE         1-8       27,700    0    0
Verizon
  Communications      COM          92343V104    1895      31,000   SH         SOLE         1-8       31,000    0    0
Viacom Inc Cl B       COM          925524308    3977      75,400   SH         SOLE         1-8       75,400    0    0
Video Services Corp   COM          92656U107   11209   2,135,000   SH         SOLE         1-8    2,135,000    0    0
Vodafone Group PLC    COM          92857T107    5518      99,318   SH         SOLE         1-8       99,318    0    0
Walt Disney           COM          254687106    4705     114,050   SH         SOLE         1-8      114,050    0    0
Washington Post
  Company             COM          939640108   18746      34,650   SH         SOLE         1-8       34,650    0    0
Wave Systems          COM          943526103    1198      30,000   SH         SOLE         1-8       30,000    0    0
WebLink Wireless Inc. COM          94769A101    1338     100,000   SH         SOLE         1-8      100,000    0    0
                                            $761,595
                                         [thousands]






































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